Common Shares	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity Note Disclosure
Common Shares
As of December 31, 2017 the Company had:

•	Approximately 74.9 million common shares outstanding, the $0.01 par value of which is recorded as common stock of $0.8 million.

•	Paid-in capital of $1.7 billion which substantially represents the excess net proceeds from common stock issuances over the par value as well as the amount of cumulative restricted stock amortization.

•	Treasury stock of $11.0 million representing the cost at which the Company repurchased approximately 1.5 million shares
Share Repurchase Program
In September 2017, the Company’s Board of Directors has authorized the repurchase of up to $50.0 million of the Company’s common stock in open market or privately negotiated transactions.  The specific timing and amounts of the repurchases are in the sole discretion of management and may vary based on market conditions and other factors, but the Company is not obligated under the terms of the program to repurchase any of its common stock.  The authorization has no expiration date. As of December 31, 2017, $39.0 million remains available under the program.
Dividend
On October 23, 2017, the Company’s Board of Directors declared the Company’s first quarterly cash dividend of $0.02 per share, which was paid on December 15, 2017 to all shareholders as of November 15, 2017 (the record date).

Other
In connection with an agreement to purchase three Ultramax vessels, on November 5, 2017, the Company issued warrants to purchase approximately 1.6 million common shares at an exercise price of $8.10 per share to an unaffiliated third party as part of the total consideration paid. The warrants were not exercised as of December 31, 2017.
In connection with an agreement to purchase one Ultramax vessel, on December 4, 2017, the Company issued approximately 0.9 million common shares to an unaffiliated third party. The shares were issued to the seller of the vessel upon delivery of such vessel on December 29, 2017.
During 2017, the Company issued a total of 12,946 shares, with a fair value of $0.1 million to SSH pursuant to the Administrative Services Agreement relating to our Newbuilding Program.
In June 2016, upon receiving shareholder approval, the Company further amended its Amended and Restated Articles of Incorporation to increase the Company’s total number of authorized common shares to 112,500,000.
During 2016, the Company issued a total of 51,679 shares, with a fair value of $0.2 million, to SSH pursuant to the Administrative Services Agreement in connection with the deliveries of newbuilding vessels.
During 2016, the Company issued an aggregate of 44.0 million shares of common stock, par value $0.01 per share, at $3.00 per share in two separate underwritten public offerings. SSH and certain of the Company's directors purchased an aggregate of $10.3 million common shares at the public offering prices. The Company received approximately $128.1 million of net proceeds from the issuance.
Effective December 31, 2015, the Company’s Board of Directors, or the Board, determined to effect a one-for-twelve reverse stock split of the Company's common shares, par value $0.01 per share, and a reduction in the total number of authorized common shares to 56,250,000 shares.  The Company's shareholders approved the reverse stock split and change in authorized common shares at the Company's special meeting of shareholders held on December 23, 2015.  This reduced the number of outstanding common shares from 344,239,098 shares to 28,686,561 shares. On December 17, 2015, the Company received notice from the NYSE that the Company was no longer in compliance with the NYSE's continued listing standards because the average closing share price of its common shares over a consecutive 30 trading-day period ending December 15, 2015 fell below the requirement to be at least $1.00 per share.  The purpose of the reverse stock split was to increase the market price of the Company's common shares.  The increased market price for the Company’s common shares as a result of implementing the reverse stock split cured this deficiency.
On June 16, 2015, the Company issued 12,745,833 shares of common stock, par value $0.01 per share at $18.00 per share in an underwritten public offering. SSH and certain of our executive officers purchased an aggregate of 833,333 common shares at the public offering price. The company received $218.6 million of proceeds from the issuance.
During 2015, the Company issued a total of 111,725 shares to SSH pursuant to the Administrative Services Agreement relating to the delivery of 28 vessels and the sale of 20 vessels. The aggregate value of these shares was $2.4 million.